Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 638,996	$ 592,440
Interest rate risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	492,270	466,659
Foreign exchange risk [member] | Cross currency swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	144,485	123,988
Contracts maturing after June 28, 2024 [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	283,680	246,877
Contracts maturing after June 28, 2024 [member] | Interest rate risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	137,624	135,732
Contracts maturing after June 28, 2024 [member] | Foreign exchange risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	70,929	54,810
Contracts maturing after June 28, 2024 [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 75,127	$ 56,335